Supplemental Cash Flow Information - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Line Items]
Non-cash modifications of certain mortgage loans and fixed income securities	$ 22,000	$ 5,000,000	$ 12,000,000
Liabilities for collateral received in conjunction with the securities lending program	$ 101,095,000	$ 62,610,000	$ 59,772,000	$ 61,097,000